Summary of Significant Accounting Policies - Summary of Antidilutive Shares Excluded from Computation of Earnings per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	32,440,924	32,105,755	32,341,997	32,036,589	32,075,244	30,822,278	29,144,095
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	18,761,726	18,761,726	18,761,726	18,761,726	18,761,726		18,761,726
Class A and Class A-1 OP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	13,245,359	12,864,174	13,201,258	12,831,077	12,840,007	11,667,696	10,097,549
Unvested LTIP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	403,562	443,655	356,600	378,665	413,538	392,856	179,344
Unvested restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	30,277	36,200	22,413	65,121	59,973	0	105,476